Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Trading Symbol	DQ
Entity Registrant Name	DAQO NEW ENERGY CORP.
Entity Central Index Key	0001477641
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer